TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
TRADE PAYABLES AND ACCRUED LIABILITIES
Trade payables	$ 27,311	$ 6,259
Accrued liabilities	13,181	2,774
Taxes payable	499	240
Lease liabilities (note 8(b))	5,499
Other payables	3,043	1,374
Total trade and other current payables	49,533	$ 10,647
Lease liabilities (note 8(b))	12,487
Accrued liabilities	4,591
Total trade and other non-current payables	$ 17,078